Minimum Rental Payments Required Under Operating Leases Relating Primarily to Land, Buildings and Equipment Having Initial or Remaining Non-Cancelable Lease Terms in Excess of One Year (Detail) (Noncancelable Lease Obligations, JPY ¥)
In Millions, unless otherwise specified
Mar. 31, 2013
Noncancelable Lease Obligations
Leases Disclosure [Line Items]
2014	¥ 2,237
2015	1,581
2016	1,336
2017	1,074
2018	927
2019 and thereafter	2,543
Total minimum future rentals	¥ 9,698